Accrued Expenses (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Accrued Expenses [Line Items]
Management and Directors' compensation	$ 342,639	$ 440,234
Others	585,468	659,800
Accrued Expenses	3,654,553	6,030,996
Related Party [Member]
Accrued Expenses [Line Items]
Management fee payable-related party (Note 14)	360,848	399,959
Junket Agents [Member]
Accrued Expenses [Line Items]
Commission payable-the junket agents	$ 2,365,598	$ 4,531,003